Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Jan. 29, 2018	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2014
C000136015
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 841,168	$ 783,541	$ 671,439	$ 655,582	$ 588,414	$ 729,938	$ 578,110	$ 543,446	$ 444,099	$ 343,569	$ 356,946	$ 361,969	$ 374,202	$ 343,292		$ 315,636	$ 290,482	$ 271,638	$ 263,025	$ 245,285	$ 253,888	$ 250,000
C000109113
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 32,506	30,318	26,031	25,470	22,895	28,458	22,616	21,295	17,450	13,528	14,093	14,334	14,854	13,666		12,578	11,575	10,844	10,500	9,793	10,145	10,000
C000173736
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 363,927	310,097	269,162	284,283	253,014	301,070	282,733	279,590	238,903	215,115	269,351	255,434	248,049	234,007	$ 250,000
C000173735
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 14,244	12,163	10,567	11,195	9,983	11,891	11,188	11,096	9,481	8,546	10,713	10,173	9,882	9,355	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 877,449	794,629	643,520	611,812	529,135	663,057	625,989	573,351	481,512	366,706	418,163	394,214	401,101	360,024		340,175	315,833	286,802	269,546	248,463	264,825	250,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 35,098	31,785	25,741	24,472	21,165	26,522	25,040	22,934	19,260	14,668	16,727	15,769	16,044	14,401		$ 13,607	$ 12,633	$ 11,472	$ 10,782	$ 9,939	$ 10,593	$ 10,000
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 466,238	427,099	352,073	341,384	288,694	367,167	359,219	333,424	278,851	216,462	252,566	241,559	248,033	232,238	250,000
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 18,650	17,084	14,083	13,655	11,548	14,687	14,369	13,337	11,154	8,658	10,103	9,662	9,921	9,290	10,000
S&P Global Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index
Account Value	$ 355,549	306,991	274,185	297,666	258,920	310,893	277,561	268,327	227,273	197,315	266,100	252,680	234,505	233,545	250,000
S&P Global Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index
Account Value	$ 14,222	$ 12,280	$ 10,967	$ 11,907	$ 10,357	$ 12,436	$ 11,102	$ 10,733	$ 9,091	$ 7,893	$ 10,644	$ 10,107	$ 9,380	$ 9,342	$ 10,000